SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Deposits-long-term	$ 48,616	$ 144,775
Deferred tax assets	151,357	160,198
Deferred finance costs (net of amortization)	164,347	170,718
Other assets	$ 364,320	$ 475,691